RESTRICTED CASH AND SHORT-TERM DEPOSITS - Schedule of Restricted Cash and Short-Term Investments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2016	Dec. 31, 2015	Dec. 31, 2012
Restricted Cash and Cash Equivalents Items
Total restricted cash			$ 172,444,000	$ 182,933,000
Less: current portion of restricted cash			(31,330,000)	(27,306,000)	$ (44,927,000)		$ (56,714,000)
Non-current restricted cash			141,114,000	155,627,000
Minimum amount of cash and cash equivalents			30,000,000
Eskimo SPV Agreement | Golar Eskimo
Restricted Cash and Cash Equivalents Items
Total restricted cash			0	3,764,000
NR Satu Facility
Restricted Cash and Cash Equivalents Items
Face amount of debt instrument								$ 175,000,000
Interest Rate Swap
Restricted Cash and Cash Equivalents Items
Total restricted cash			6,480,000	0
Initial fixed collateral amount			2,500,000
Collateral capped amount			12,500,000
Secured Debt | NR Satu Facility
Restricted Cash and Cash Equivalents Items
Total restricted cash			10,209,000	10,270,000
Performance Guarantee
Restricted Cash and Cash Equivalents Items
Total restricted cash			12,548,000	7,695,000
Methane Princess Lease
Restricted Cash and Cash Equivalents Items
Total restricted cash			112,362,000	119,548,000
$800 million facility | $800 million credit facility
Restricted Cash and Cash Equivalents Items
Total restricted cash			$ 30,845,000	$ 41,656,000
Face amount of debt instrument						$ 800,000,000.0
Scenario, Forecast | Payment Reduction One | $800 million facility | $800 million credit facility
Restricted Cash and Cash Equivalents Items
Total restricted cash		$ 23,500,000
Scenario, Forecast | Payment Reduction Two | $800 million facility | $800 million credit facility
Restricted Cash and Cash Equivalents Items
Total restricted cash	$ 16,500,000